Right-of-use assets and Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	$ 449
Total lease liabilities	341	$ 286
Not later than one year [member]
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	73
Total lease liabilities	61
Between one and five years [member]
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	176
Total lease liabilities	140
Thereafter [member]
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	200
Total lease liabilities	$ 140